Intangible asset - Net book value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Acquisition of subsidiary	$ 39,666	$ 39,666
Intangible asset		8,703	$ 18,198	$ 18,198
Net book value December 31		8,703
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible asset	$ (39,666)	$ (30,963)